6. Customer Concentrations (Details Narrative)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Three Customers Percentage of Sales
Percent concentration	70.00%	73.00%
One Customer Percentage of Sales
Percent concentration	40.00%	56.00%
Three Customers Percentage of Receivables
Percent concentration	87.00%
One Customer Percentage of Receivables
Percent concentration	62.00%